                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    Oppenheimer Gold & Special Minerals Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 09/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                          Shares         Value
                                                        ----------   --------------
COMMON STOCKS--99.7%
ENERGY--0.9%
OIL, GAS & CONSUMABLE FUELS--0.9%
Cameco Corp.(1)                                            450,000   $   12,478,500
CONSOL Energy, Inc.                                         60,000        2,217,600
Massey Energy Co.                                           70,000        2,171,400
Sino Prosper State Gold Resources Holdings Ltd.(2)         200,000            9,795
Uranium Energy Corp.(1, 2)                               2,861,689        9,386,340
Uranium One, Inc.(2)                                     3,123,400       10,533,772
                                                                     --------------
                                                                         36,797,407
MATERIALS--98.8%
CHEMICALS--0.2%
Mosaic Co. (The)                                           160,000        9,401,600
METALS & MINING--98.6%
African Barrick Gold Ltd.                                  630,000        5,839,015
Agnico-Eagle Mines Ltd.(3)                                  55,585        3,951,835
Agnico-Eagle Mines Ltd.(1, 3)                            2,197,838      156,112,433
Alamos Gold, Inc.(1)                                     4,190,000       71,428,322
Alcoa, Inc.                                                150,000        1,816,500
Allied Nevada Gold Corp.(1, 2)                           2,765,600       73,084,521
Anatolia Minerals Development Ltd.(2)                    3,420,300       22,205,855
Anatolia Minerals Development Ltd., Legend Shares(2)     3,000,000       19,477,111
Andean Resources Ltd.(2)                                13,433,600       81,601,711
Andean Resources Ltd., Legend Shares(2)                    650,000        3,948,391
Andina Minerals, Inc.(2)                                 2,725,000        3,840,266
AngloGold Ashanti Ltd., Sponsored ADR(1)                   668,800       30,925,312
Aquarius Platinum Ltd.                                   3,313,512       17,728,835
Arcelor Mittal, Cl. A                                      100,000        3,298,000
ATAC Resources Ltd.(2)                                     700,000        4,082,029
Aura Minerals, Inc.(2)                                   2,093,800        8,119,605
Aura Minerals, Inc., Legend Shares(2, 4)                   800,000        3,102,342
Aurizon Mines Ltd.(2)                                    4,542,757       31,347,628
Aurizon Mines Ltd., Legend Shares(2, 4)                    300,000        2,070,172
B2Gold Corp.(2)                                          4,854,700        9,059,213
Banro Corp.(1, 2, 3)                                     1,975,930        4,505,120
Banro Corp.(2, 3)                                        3,601,900        8,191,706
Barrick Gold Corp.(1)                                    2,937,015      135,954,424
Bear Creek Mining Corp.(2)                               2,323,507       13,707,540
Canaco Resources, Inc.(2)                                1,948,400        6,514,235
Canaco Resources, Inc., Legend Shares(2)                 3,770,000       11,344,076
Centamin Egypt Ltd.(2)                                  21,570,600       59,120,509
Centamin Egypt Ltd., Legend Shares(2)                    6,000,000       16,444,747
Centerra Gold, Inc.(1)                                   3,139,600       50,653,475
Centerra Gold, Inc., Legend Shares(4)                      225,000        3,630,090
CGA Mining Ltd.(2)                                       4,450,854       11,852,794


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                          Shares          Value
                                                        ----------   --------------
METALS & MINING CONTINUED
CGA Mining Ltd., Legend Shares(2)                          500,000   $    1,331,519
China Gold International(2)                              4,375,300       20,113,878
Claude Resources, Inc.(2)                                3,000,000        4,548,547
Cliffs Natural Resources, Inc.(1)                           50,000        3,196,000
Coeur d'Alene Mines Corp.(1,2)                           1,550,400       30,883,968
Colossus Minerals, Inc.(2)                               3,855,967       30,056,230
Companhia de Minas Buenaventura SA, Sponsored ADR(1)     1,957,773       88,452,184
Corvus Gold, Inc.(2)                                       752,650          621,783
Detour Gold Corp.(1,2)                                   2,242,095       64,763,401
Detour Gold Corp., Legend Shares(2,4)                      275,000        7,943,435
Duluth Metals Ltd.(2,5)                                  7,704,800       19,095,383
East Asia Minerals Corp.(2,5)                            5,255,700       28,145,502
Eastmain Resources, Inc.(2)                              1,539,300        2,513,387
Eldorado Gold Corp.(1,3)                                 6,565,400      121,366,419
Eldorado Gold Corp.(1,3)                                 2,088,278       38,612,260
Eldorado Gold Corp., CDI                                 1,760,000       32,931,570
Equinox Minerals Ltd.(2)                                 5,100,000       28,650,015
European Goldfields Ltd.(2)                              2,124,900       22,510,847
Exeter Resource Corp.(1,2,3,5)                           1,367,000        8,871,830
Exeter Resource Corp.(2,3,5)                               200,000        1,304,306
Exeter Resource Corp., Legend Shares(2,4,5)              3,000,000       19,564,584
Extorre Gold Mines Ltd.(1,2,5)                           3,311,800       14,484,498
Extorre Gold Mines Ltd., Legend Shares(2,5)              3,000,000       13,120,809
Extorre Gold Mines Ltd., Legend Shares(2,5)              1,942,922        8,054,751
First Quantum Minerals Ltd.(1)                             150,000       11,407,814
First Uranium Corp.(2)                                   2,000,000        1,652,250
Franco-Nevada Corp.(1)                                   3,025,000       95,168,870
Fronteer Gold, Inc.(1,2)                                 2,449,917       17,590,404
Gammon Gold, Inc.(1,2)                                   5,309,100       37,216,791
Gold Fields Ltd., Sponsored ADR(1)                         396,373        6,052,616
Gold Resource Corp.(1)                                     473,320        8,846,351
Gold Wheaton Gold Corp.(2)                               4,731,343       14,531,095
Goldcorp, Inc.(1)                                        3,138,561      136,590,175
Golden Star Resources Ltd.(2)                              956,910        4,727,135
Great Basin Gold Ltd.(2,3)                                  67,100          163,038
Great Basin Gold Ltd.(2,3)                               7,419,600       18,178,020
Greystar Resources Ltd.(2)                               2,527,200       10,193,294
Guyana Goldfields, Inc.(2)                                 892,800        9,059,026
Guyana Goldfields, Inc., Legend Shares(2,4)                850,000        8,624,745
Hana Mining Ltd., Legend Shares(2,4)                     2,000,000        5,326,076
Harmony Gold Mining Co. Ltd., Sponsored ADR                 10,000          112,900
Hecla Mining Co.(1,2)                                    3,610,000       22,815,200


                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                          Shares          Value
                                                        ----------   --------------
METALS & MINING CONTINUED
High River Gold Mines Ltd.(2)                            7,200,000   $    9,027,116
IAMGOLD Corp.(1)                                         6,911,398      122,400,859
Impala Platinum Holdings Ltd.                            3,492,352       90,186,630
International Minerals Corp.(2)                          1,834,190        9,501,635
International Tower Hill Mines Ltd.(2)                   1,980,447       12,415,087
Ivanhoe Mines Ltd.(1,2)                                  2,827,667       66,195,684
Jaguar Mining, Inc.(1,2,3,5)                             3,227,700       20,861,313
Jaguar Mining, Inc.(2,3,5)                               2,130,900       13,850,850
Katanga Mining Ltd.(2)                                   1,070,000        1,466,323
Keegan Resources, Inc.(2)                                  741,900        5,645,910
Kinross Gold Corp.(1,3)                                  4,508,890       84,722,043
Kinross Gold Corp.(1,3)                                 10,706,150      200,824,857
Kirkland Lake Gold, Inc.(2)                              1,700,300       14,327,535
Lake Shore Gold Corp.(2)                                11,186,523       39,140,327
Lake Shore Gold Corp., Legend Shares(2,4)                2,906,171       10,168,350
Lydian International Ltd.(2)                             1,900,000        3,951,793
MAG Silver Corp, Legend Shares(2,6)                        875,000        6,667,315
MAG Silver Corp.(2)                                      1,487,900       11,337,483
Medusa Mining Ltd.(2)                                    2,608,032       12,233,042
Mercator Minerals Ltd.(2)                                5,989,000       15,017,611
Minefinders Corp. Ltd.(1,2)                              2,808,489       27,551,277
Minera Andes, Inc.(2)                                      840,093        1,330,889
Nevsun Resources Ltd.(2)                                 2,818,282       13,722,998
New Gold, Inc.(1,2,3)                                    8,482,644       56,886,232
New Gold, Inc.(2,3)                                      1,807,200       12,162,456
Newcrest Mining Ltd.                                     3,739,013      143,364,790
Newmont Mining Corp.(1)                                  1,307,728       82,138,396
Noront Resources Ltd.(2)                                 4,721,400        5,735,980
Northern Dynasty Minerals Ltd.(1,2)                        867,085        7,378,893
Northgate Minerals Corp.(2)                              2,324,542        7,026,267
NovaGold Resources, Inc.(1,2)                            3,443,456       30,095,805
Osisko Mining Corp.(1,2)                                 6,658,958       94,813,621
Pan American Silver Corp.(1)                             1,362,441       40,314,629
Paramount Gold & Silver Corp.(2)                         1,806,424        2,763,829
Perseus Mining Ltd.(2)                                     200,000          559,812
Perseus Mining Ltd., Legend Shares(2,4)                  1,900,000        5,318,218
Petra Diamonds Ltd.(2)                                   1,125,510        1,463,068
Petropavlovsk plc                                        1,940,699       33,839,830
Premier Gold Mines Ltd.(2,5)                             5,020,100       27,664,464
Premier Gold Mines Ltd., Legend Shares(2,4,5)              835,000        4,601,468
Quadra FNX Mining Ltd.(2)                                  787,000       11,549,908
Queenston Mining, Inc.(2)                                1,637,027        7,509,736
Rainy River Resources Ltd.(2,5)                          2,466,300       20,494,572


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                          Shares          Value
                                                        ----------   --------------
METALS & MINING CONTINUED
Rainy River Resources Ltd., Legend Shares(2,5)           1,500,000   $   12,464,768
Randgold Resources Ltd., ADR(1)                          1,740,134      176,553,996
Real Gold Mining Ltd.(2)                                 5,400,000        9,590,597
Romarco Minerals, Inc.(2,5)                             25,206,100       55,120,736
Romarco Minerals, Inc., Legend Shares(2,4,5)             4,200,000        9,184,566
Royal Gold, Inc.(1)                                      1,285,809       64,084,721
Rubicon Minerals Corp.(1,2,5)                           10,746,210       44,274,385
Rubicon Minerals Corp., Legend Shares(2,5)               1,099,000        4,518,194
Sabina Silver Corp.(2)                                   2,375,609       10,921,013
San Gold Corp.(2,5)                                     16,795,090       53,377,339
San Gold Corp., Legend Shares(2,5)                       2,000,000        6,356,303
Seabridge Gold, Inc.(1,2)                                   40,000        1,147,200
SEMAFO, Inc.(1,2)                                        5,028,157       47,500,910
Sherritt International Corp.                             1,051,500        8,185,941
Silver Lake Resources Ltd.(2)                            3,543,399        8,145,071
Silver Standard Resources, Inc.(1,2)                     1,754,309       35,051,094
Silver Wheaton Corp.(1,2)                                3,239,300       86,327,345
Tahoe Resources, Inc.(2)                                   383,950        3,418,196
Tahoe Resources, Inc., Legend Shares(2,4)                  320,000        2,848,868
Thompson Creek Metals Co., Inc.(2)                         510,000        5,497,800
Timmins Gold Corp.(2)                                    1,037,919        2,209,197
US Gold Corp.(2)                                         4,618,900       22,955,933
Ventana Gold Corp.(2)                                    1,736,500       17,636,724
Victoria Gold Corp.(2)                                   2,597,300        3,130,190
Victoria Gold Corp., Legend Shares(2)                    4,400,000        5,302,751
Yamana Gold, Inc.(1,3)                                   1,916,829       21,851,851
Yamana Gold, Inc.(1,3)                                   5,091,400       58,044,632
Zhaojin Mining Industry Co. Ltd.                         8,903,000       27,424,385
                                                                     --------------
                                                                      4,085,704,325
                                                                     --------------
Total Common Stocks (Cost $2,401,255,927)                             4,131,903,332

                                                           Units
                                                        ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp.
   9/17/14(1,2) (Cost $0)                                 668,547         2,858,982

                                  Expiration   Strike
                                     Date       Price    Contracts
                                  ----------   ------   ----------
OPTIONS PURCHASED--0.0%
AngloGold Ashanti Ltd.,
   Sponsored ADR Call(2)
   (Cost $182,027)                  10/18/10      $46         2,000          220,000


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                          Shares         Value
                                                       -----------   --------------
INVESTMENT COMPANY--2.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.24% (5,7) (Cost $121,765,231)                        121,765,231   $  121,765,231
TOTAL INVESTMENTS, AT VALUE (COST $2,523,203,185)            102.7%   4,256,747,545
Liabilities in Excess of Other Assets                         (2.7)    (110,790,949)
                                                       -----------   --------------
Net Assets                                                   100.0%  $4,145,956,596
                                                       ===========   ==============

Footnotes to Statement of Investments

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

CAD   Canadian Dollar

(1.) All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

(2.) Non-income producing security.

(3.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $82,382,914 or 1.99% of the Fund's net assets as of September 30, 2010.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES         GROSS         GROSS            SHARES
                                               JUNE 30, 2010    ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2010
                                               -------------   -----------   -----------   -------------------
Allied Nevada Gold Corp.(a)                      2,915,600          50,000       200,000        2,765,600
Duluth Metals Ltd.                               7,203,200         501,660            --        7,704,860
East Asia Minerals Corp.                         4,345,700         910,000            --        5,255,700
Exeter Resource Corp.                              200,000              --            --          200,000
Exeter Resource Corp.                            1,367,000              --            --        1,367,000
Exeter Resource Corp., Legend Shares             3,000,000              --            --        3,000,000
Extorre Gold Mines Ltd.                          2,733,400         578,400            --        3,311,800
Extorre Gold Mines Ltd., Legend Shares                  --       1,942,922            --        1,942,922
Extorre Gold Mines Ltd., Legend Shares           3,000,000              --            --        3,000,000
Jaguar Mining, Inc.                              2,627,700         600,000            --        3,227,700
Jaguar Mining, Inc.                              1,666,200         464,700            --        2,130,900
Oppenheimer Institutional Money Market Fund,
   Cl. E                                        31,150,933     329,279,834   238,665,536      121,765,231
Premier Gold Mines Ltd.                          3,276,000       1,744,100            --        5,020,100
Premier Gold Mines Ltd., Legend Shares             835,000              --            --          835,000
Rainy River Resources Ltd.                       2,106,300         360,000            --        2,466,300
Rainy River Resources Ltd., Legend Shares        1,000,000         500,000            --        1,500,000
Romarco Minerals, Inc.                          24,606,100         600,000            --       25,206,100
Romarco Minerals, Inc., Legend Shares            4,200,000              --            --        4,200,000
Rubicon Minerals Corp.                           9,730,212       1,015,998            --       10,746,210
Rubicon Minerals Corp., Legend Shares            1,099,000              --            --        1,099,000
San Gold Corp.                                  13,825,300       2,969,790            --       16,795,090
San Gold Corp., Legend Shares                           --       2,000,000            --        2,000,000


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                                         REALIZED
                                                   VALUE        INCOME     LOSS
                                               ------------    -------   --------
Allied Nevada Gold Corp.(a)                    $         --(b) $    --    $56,122
Duluth Metals Ltd.                               19,095,383         --         --
East Asia Minerals Corp.                         28,145,502         --         --
Exeter Resource Corp.                             1,304,306         --         --
Exeter Resource Corp.                             8,871,830         --         --
Exeter Resource Corp., Legend Shares             19,564,584         --         --
Extorre Gold Mines Ltd.                          14,484,498         --         --
Extorre Gold Mines Ltd., Legend Shares            8,054,751         --         --
Extorre Gold Mines Ltd., Legend Shares           13,120,809         --         --
Jaguar Mining, Inc.                              20,861,313         --         --
Jaguar Mining, Inc.                              13,850,850         --         --
Oppenheimer Institutional Money Market Fund,
Cl. E                                           121,765,231     36,677         --
Premier Gold Mines Ltd.                          27,664,464         --         --
Premier Gold Mines Ltd., Legend Shares            4,601,468         --         --
Rainy River Resources Ltd.                       20,494,572         --         --
Rainy River Resources Ltd., Legend Shares        12,464,768         --         --
Romarco Minerals, Inc.                           55,120,736         --         --
Romarco Minerals, Inc., Legend Shares             9,184,566         --         --
Rubicon Minerals Corp.                           44,274,385         --         --
Rubicon Minerals Corp., Legend Shares             4,518,194         --         --
San Gold Corp.                                   53,377,339         --         --
San Gold Corp., Legend Shares                     6,356,303         --         --
                                               ------------    -------    -------
                                               $507,175,852    $36,677    $56,122
                                               ============    =======    =======

(a.) No longer an affiliate as of September 30, 2010.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(6.) Restricted security. The aggregate value of restricted securities as of September 30, 2010 was $6,667,315, which represents 0.16% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                 ACQUISITION                              UNREALIZED
SECURITY                             DATE         COST         VALUE     APPRECIATION
--------                         -----------   ----------   ----------   ------------
MAG Silver Corp, Legend Shares     5/12/10     $6,564,431   $6,667,315     $102,884

(7.) Rate shown is the 7-day yield as of September 30, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of September 30, 2010 based on valuation input level:


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

                                                              LEVEL 2--         LEVEL 3--
                                          LEVEL 1--             OTHER          SIGNIFICANT
                                      UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                            PRICES        OBSERVABLE INPUTS      INPUTS          VALUE
                                      -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Energy                             $   36,797,407         $         --          $--       $   36,797,407
   Materials                           3,868,158,859          226,947,066           --        4,095,105,925
Rights, Warrants and Certificates          2,858,982                   --           --            2,858,982
Options Purchased                            220,000                   --           --              220,000
Investment Company                       121,765,231                   --           --          121,765,231
                                      --------------         ------------          ---       --------------
Total Investments, at Value            4,029,800,479          226,947,066           --        4,256,747,545
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts               --                4,280           --                4,280
                                      --------------         ------------          ---       --------------
Total Assets                          $4,029,800,479         $226,951,346          $--       $4,256,751,825
                                      --------------         ------------          ---       --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated options written, at
   value                              $   (8,192,739)        $   (378,908)         $--       $   (8,571,647)
Depreciated options written, at
   value                                 (35,414,068)                  --           --          (35,414,068)
Foreign currency exchange contracts               --              (36,613)          --              (36,613)
                                      --------------         ------------          ---       --------------
Total Liabilities                     $  (43,606,807)        $   (415,521)         $--       $  (44,022,328)
                                      --------------         ------------          ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                         TRANSFERS INTO   TRANSFERS OUT OF   TRANSFERS INTO   TRANSFERS OUT OF
                            LEVEL 1*          LEVEL 1**         LEVEL 2**         LEVEL 2*
                         --------------   ----------------   --------------   ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Materials              $240,931,174      $(30,755,556)      $30,755,556     $(240,931,174)
                          ------------      ------------       -----------     -------------
Total Assets              $240,931,174      $(30,755,556)      $30,755,556     $(240,931,174)
                          ------------      ------------       -----------     -------------

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                  7 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings            Value       Percent
-------------------       --------------   -------
Canada                    $2,805,725,304     65.9%
United States                589,993,050     13.9
Australia                    343,920,604      8.1
Jersey, Channel Islands      180,505,789      4.2
South Africa                 147,490,766      3.5
Peru                          88,452,184      2.1
United Kingdom                39,678,845      0.9
China                         27,424,385      0.6
Bermuda                       20,658,226      0.5
Mongolia                       9,590,597      0.2
The Netherlands                3,298,000      0.1
Hong Kong                          9,795      0.0
                          --------------    -----
Total                     $4,256,747,545    100.0%
                          ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF SEPTEMBER 30, 2010 ARE AS FOLLOWS:

                                               CONTRACT
                                                AMOUNT             EXPIRATION                   UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL    (000'S)               DATE           VALUE     APPRECIATION   DEPRECIATION
---------------------------------   --------   --------         ---------------   ----------   ------------   ------------
BANK OF NEW YORK (THE)
Canadian Dollar (CAD)               Buy          5,256    CAD           10/1/10   $5,108,810       $   --       $16,313
BROWN BROTHERS HARRIMAN
Canadian Dollar (CAD)               Buy          3,133    CAD   10/1/10-10/4/10    3,045,403        4,280            --
JP MORGAN CHASE
Canadian Dollar (CAD)               Buy          4,776    CAD           10/1/10    4,641,846           --        20,300
                                                                                                   ------       -------
   Total unrealized appreciation
      and depreciation                                                                             $4,280       $36,613
                                                                                                   ======       =======

WRITTEN OPTIONS AS OF SEPTEMBER 30, 2010 ARE AS FOLLOWS:

                                                                                                                  UNREALIZED
                                               NUMBER OF   EXERCISE   EXPIRATION     PREMIUMS                    APPRECIATION/
DESCRIPTION                             TYPE   CONTRACTS     PRICE       DATE        RECEIVED       VALUE       (DEPRECIATION)
-----------                             ----   ---------   --------   ----------   -----------   ------------   --------------
Agnico-Eagle Mines Ltd.                 Call     1,000      $100.00     1/24/11    $   124,998   $    (19,000)   $   105,998
Agnico-Eagle Mines Ltd.                 Call     1,000        90.00     1/24/11        107,704        (53,000)        54,704
Agnico-Eagle Mines Ltd.                 Call     1,000        85.00     2/21/11        109,685       (149,000)       (39,315)
Agnico-Eagle Mines Ltd.                 Call     1,000        85.00    11/22/10        118,998        (26,000)        92,998
Agnico-Eagle Mines Ltd.                  Put     1,000        50.00     2/21/11        172,764        (67,000)       105,764
Agnico-Eagle Mines Ltd.                  Put     1,000        40.00    11/22/10        167,337         (5,000)       162,337
Alamos Gold, Inc.                       Call     3,000        19.00     1/24/11        285,601       (218,680)        66,921
Alamos Gold, Inc.                       Call     2,000        20.00     4/18/11        189,198       (204,101)       (14,903)
Alamos Gold, Inc.                       Call     3,000        15.00    10/18/10        312,000       (714,355)      (402,355)
Alamos Gold, Inc.                        Put     2,000        14.00     1/24/11        207,003        (48,596)       158,407
Alamos Gold, Inc.                        Put     2,000        13.00    10/18/10        230,713             --        230,713
Allied Nevada Gold Corp.                Call     1,000        22.00     1/24/11        107,537       (558,849)      (451,312)
Allied Nevada Gold Corp.                Call     2,000        18.00    10/18/10        246,863     (1,768,879)    (1,522,016)
Allied Nevada Gold Corp.                Call     1,000        17.00    10/18/10        153,275       (981,631)      (828,356)
Allied Nevada Gold Corp.                Call     1,000        19.00    10/18/10         97,121       (787,249)      (690,128)


                  8 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Allied Nevada Gold Corp.                Call     1,000        24.00    10/18/10        183,485       (330,450)      (146,965)
Allied Nevada Gold Corp.                 Put     3,000        16.00     1/24/11        325,384         (5,831)       319,553
Allied Nevada Gold Corp.                 Put     2,000        15.00     1/24/11        215,549         (1,944)       213,605
Allied Nevada Gold Corp.                 Put     2,000        17.00     1/24/11        246,291         (7,775)       238,516
Allied Nevada Gold Corp.                 Put     2,000        21.00     4/18/11        298,565        (62,202)       236,363
Allied Nevada Gold Corp.                 Put     1,000        18.00     1/24/11         97,777         (6,803)        90,974
Allied Nevada Gold Corp.                 Put     2,000        14.00    10/18/10        220,538             --        220,538
Allied Nevada Gold Corp.                 Put     1,000        12.00    10/18/10        111,243             --        111,243
Allied Nevada Gold Corp.                 Put     1,000        13.00    10/18/10        109,392             --        109,392
Allied Nevada Gold Corp.                 Put     1,000        15.00    10/18/10        117,146             --        117,146
Allied Nevada Gold Corp.                 Put     1,000        17.00    10/18/10        128,307             --        128,307
Allied Nevada Gold Corp.                 Put     1,000        19.00    10/18/10        119,763             --        119,763
Anatolia Minerals Development Ltd.       Put     2,000         7.00     4/18/11        185,069       (204,101)       (19,032)
AngloGold Ashanti Ltd., Sponsored ADR    Put     1,000        39.00     1/24/11        146,984        (85,000)        61,984
AngloGold Ashanti Ltd., Sponsored ADR   Call     1,000        55.00     1/24/11        156,983        (60,000)        96,983
AngloGold Ashanti Ltd., Sponsored ADR   Call     1,000        55.00     4/18/11        176,983       (150,000)        26,983
AngloGold Ashanti Ltd., Sponsored ADR   Call     1,000        45.00    10/18/10        171,997       (190,000)       (18,003)
Barrick Gold Corp.                      Call     2,000        60.00     1/24/11        237,968        (58,000)       179,968
Barrick Gold Corp.                      Call     2,000        60.00     4/18/11        232,061       (160,000)        72,061
Barrick Gold Corp.                      Call     2,000        50.00    10/18/10        243,506        (32,000)       211,506
Barrick Gold Corp.                      Call     1,000        55.00    10/18/10        153,997         (2,000)       151,997
Barrick Gold Corp.                       Put     1,000        30.00     1/24/11        147,127        (20,000)       127,127
Centerra Gold, Inc.                     Call     2,000        14.00     1/24/11        187,766       (563,709)      (375,943)
Centerra Gold, Inc.                     Call     4,000        14.00    10/18/10        455,679       (991,350)      (535,671)
Centerra Gold, Inc.                     Call     1,000        15.00    10/18/10        106,444       (155,506)       (49,062)
Centerra Gold, Inc.                      Put     2,000        14.00     1/24/11        328,399        (48,596)       279,803
Centerra Gold, Inc.                      Put     1,000        13.00     1/24/11        118,671         (9,719)       108,952
Centerra Gold, Inc.                      Put     4,000        11.00    10/18/10        389,851        (19,438)       370,413
Centerra Gold, Inc.                      Put     1,000        12.00    10/18/10        106,478               -       106,478
Cliffs Natural Resources, Inc.          Call       500        70.00    10/18/10        100,991        (24,500)        76,491
Coeur d'Alene Mines Corp.               Call     2,000        25.00    12/20/10        243,996        (70,000)       173,996
Companhia de Minas Buenaventura SA,
Sponsored ADR                           Call     5,000        45.00    12/20/10        956,040     (1,275,000)      (318,960)
Companhia de Minas Buenaventura SA,
Sponsored ADR                           Call     2,000        50.00    12/20/10        219,778       (120,000)        99,778
Companhia de Minas Buenaventura SA,
Sponsored ADR                           Call     1,000        40.00    12/20/10        126,998       (530,000)      (403,002)
Companhia de Minas Buenaventura SA,
Sponsored ADR                           Call     1,000        44.00    12/20/10        121,984       (295,000)      (173,016)
Companhia de Minas Buenaventura SA,
Sponsored ADR                           Call     1,000        50.00     3/21/11        141,794       (175,000)       (33,206)
Detour Gold Corp.                       Call     1,000        32.00     1/24/11        191,112       (160,365)        30,747
Detour Gold Corp.                       Call     3,000        20.00    10/18/10        338,002     (2,799,106)    (2,461,104)
Detour Gold Corp.                       Call     2,000        24.00    10/18/10        203,113     (1,098,260)      (895,147)
Detour Gold Corp.                       Call     1,000        21.00    10/18/10        104,840       (835,844)      (731,004)
Detour Gold Corp.                       Call     1,000        22.00    10/18/10        177,142       (738,653)      (561,511)
Detour Gold Corp.                        Put     3,000        20.00     1/24/11        349,293        (29,157)       320,136
Detour Gold Corp.                        Put     2,000        25.00     1/24/11        204,233       (136,068)        68,165
Detour Gold Corp.                        Put     2,000        26.00     1/24/11        193,451       (184,663)         8,788
Detour Gold Corp.                        Put     2,000        27.00     1/24/11        188,856       (242,978)       (54,122)
Detour Gold Corp.                        Put     1,000        27.00     4/18/11        214,811       (194,382)        20,429
Detour Gold Corp.                        Put     3,000        15.00    10/18/10        363,457             --        363,457


                  9 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Detour Gold Corp.                        Put     3,000        18.00    10/18/10        325,248             --        325,248
Detour Gold Corp.                        Put     2,000        16.00    10/18/10        116,785        (15,551)       101,234
Detour Gold Corp.                        Put     1,000        17.00    10/18/10         97,128         (1,944)        95,184
Eldorado Gold Corp.                     Call     2,000        22.50     1/24/11        223,968       (100,000)       123,968
Eldorado Gold Corp.                     Call     2,000        22.00     2/21/11        199,991       (132,180)        67,811
Eldorado Gold Corp.                     Call     2,000        21.00    10/18/10        228,996        (10,000)       218,996
Eldorado Gold Corp.                     Call     2,000        21.00    11/22/10        249,995        (79,697)       170,298
Eldorado Gold Corp.                     Call     1,000        15.00    10/18/10        116,998       (330,000)      (213,002)
Eldorado Gold Corp.                     Call     1,000        20.00    10/18/10        114,094        (15,000)        99,094
First Quantum Minerals Ltd.             Call     1,000        84.00    10/18/10        117,633        (53,455)        64,178
First Quantum Minerals Ltd.             Call       500        80.00    10/18/10         64,146        (77,753)       (13,607)
Franco-Nevada Corp.                     Call     4,000        36.00     1/24/11        419,885       (213,821)       206,064
Franco-Nevada Corp.                     Call     1,000        38.00     1/24/11        132,521        (34,017)        98,504
Franco-Nevada Corp.                     Call     2,000        30.00    10/18/10        253,689       (466,518)      (212,829)
Franco-Nevada Corp.                     Call     2,000        34.00    10/18/10        267,241        (19,438)       247,803
Franco-Nevada Corp.                     Call     1,000        36.00    10/18/10         85,778             --         85,778
Franco-Nevada Corp.                      Put     2,000        25.00    10/18/10        274,155             --        274,155
Fronteer Gold, Inc.                      Put     2,000         7.50     3/21/11        263,968       (260,000)         3,968
Gold Fields Ltd., Sponsored ADR         Call     1,000        16.00     4/18/11        106,365       (115,000)        (8,635)
Gold Fields Ltd., Sponsored ADR         Call     1,000        13.00    10/18/10        124,998       (230,000)      (105,002)
Gold Fields Ltd., Sponsored ADR          Put     2,000        12.50     1/24/11        200,169        (50,000)       150,169
Gold Fields Ltd., Sponsored ADR          Put     1,000        11.00     1/24/11         96,498        (13,000)        83,498
Goldcorp, Inc.                          Call     1,000        60.00     1/24/11        138,024        (16,000)       122,024
Goldcorp, Inc.                          Call     1,000        60.00     4/18/11        109,247        (50,000)        59,247
Goldcorp, Inc.                          Call     1,000        55.00    10/18/10        127,434             --        127,434
Goldcorp, Inc.                          Call     1,000        60.00    10/18/10         97,998             --         97,998
Goldcorp, Inc.                           Put     1,000        34.00     1/24/11        104,995        (54,000)        50,995
Golden Star Resources Ltd.               Put     5,000         4.00     2/21/11        319,925       (125,000)       194,925
IAMGOLD Corp.                           Call     2,000        17.50     1/24/11        245,236       (360,000)      (114,764)
IAMGOLD Corp.                           Call     1,000        22.50     1/24/11         96,984        (40,000)        56,984
IAMGOLD Corp.                           Call     1,000        25.00     1/24/11         97,898        (15,000)        82,898
IAMGOLD Corp.                           Call     2,000        20.00    12/20/10        192,717       (100,000)        92,717
IAMGOLD Corp.                           Call     1,000        22.50    12/20/10        101,998        (15,000)        86,998
IAMGOLD Corp.                            Put     3,000        15.00     1/24/11        517,489       (195,000)       322,489
IAMGOLD Corp.                            Put     2,000        10.00     1/24/11        127,998             --        127,998
IAMGOLD Corp.                            Put     2,000        13.00     3/21/11        223,968        (90,000)       133,968
IAMGOLD Corp.                            Put     2,000        14.00     3/21/11        263,967       (156,000)       107,967
IAMGOLD Corp.                            Put     1,000        12.50     1/24/11        159,498        (25,000)       134,498
IAMGOLD Corp.                            Put     1,500        12.50    12/20/10        160,477        (21,000)       139,477
Ivanhoe Mines Ltd.                      Call     2,000        21.00     1/24/11        249,068       (780,000)      (530,932)
Ivanhoe Mines Ltd.                      Call     2,000        23.00     3/21/11        213,969       (660,000)      (446,031)
Ivanhoe Mines Ltd.                      Call     1,000        20.00     1/24/11        141,984       (420,000)      (278,016)
Ivanhoe Mines Ltd.                      Call     4,000        20.00    12/20/10        451,056     (2,000,000)    (1,548,944)
Ivanhoe Mines Ltd.                      Call     4,000        21.00    12/20/10        409,965     (1,240,000)      (830,035)
Jaguar Mining, Inc.                      Put     3,000         5.00     3/21/11        131,956        (75,000)        56,956
Jaguar Mining, Inc.                      Put     2,000         7.00     1/24/11        187,948       (155,506)        32,442
Jaguar Mining, Inc.                      Put     1,000         7.50     3/21/11        141,984       (160,000)       (18,016)
Kinross Gold Corp.                      Call     1,000        25.00     1/24/11        105,998        (16,000)        89,998
Kinross Gold Corp.                      Call     2,000        21.00    11/22/10        209,996        (60,000)       149,996
Kinross Gold Corp.                       Put     3,000        14.00     2/21/11        306,124        (90,000)       216,124


                  10 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Kinross Gold Corp.                       Put     2,000        17.50     1/24/11        240,609       (196,000)        44,609
Kinross Gold Corp.                       Put     2,000        17.00     2/21/11        233,969       (202,000)        31,969
Lihir Gold Ltd., Sponsored ADR           Put     1,000        30.00     2/21/11        136,984        (97,973)        39,011
Lihir Gold Ltd., Sponsored ADR           Put     1,000        35.00     2/21/11        246,982       (175,501)        71,481
Lihir Gold Ltd., Sponsored ADR           Put     1,000        35.00    11/22/10        110,015       (105,434)         4,581
Minefinders Corp. Ltd.                  Call     2,000        10.00    11/22/10        177,997       (100,000)        77,997
New Gold, Inc.                           Put     2,000         7.50     2/21/11        363,966       (270,000)        93,966
New Gold, Inc.                           Put     2,000         6.00     2/21/11        208,969       (100,000)       108,969
New Gold, Inc.                           Put     3,000         5.00    10/18/10        233,661        (26,242)       207,419
Newmont Mining Corp.                    Call     3,000        75.00     1/24/11        340,539       (285,000)        55,539
Newmont Mining Corp.                    Call     1,000        67.50     1/24/11        135,694       (250,000)      (114,306)
Newmont Mining Corp.                    Call     1,000        70.00     1/24/11         99,054       (182,000)       (82,946)
Newmont Mining Corp.                    Call     1,000        80.00     1/24/11        126,984        (50,000)        76,984
Newmont Mining Corp.                    Call     1,000        85.00     1/24/11        114,984        (31,000)        83,984
Newmont Mining Corp.                    Call     1,000        75.00     3/21/11        109,444       (170,000)       (60,556)
Newmont Mining Corp.                    Call     1,000        80.00     3/21/11        114,987       (102,000)        12,987
Newmont Mining Corp.                    Call     2,000        75.00    12/20/10        352,430       (106,000)       246,430
Newmont Mining Corp.                    Call     1,000        80.00    12/20/10        124,984        (31,000)        93,984
Newmont Mining Corp.                     Put     1,000        42.50     1/24/11        100,764        (26,000)        74,764
Newmont Mining Corp.                     Put     1,000        40.00     1/24/11        107,984        (21,000)        86,984
Newmont Mining Corp.                     Put     1,000        45.00     1/24/11        131,984        (37,000)        94,984
Newmont Mining Corp.                     Put     1,000        49.00     1/24/11        202,983        (65,000)       137,983
Newmont Mining Corp.                     Put     1,000        40.00     3/21/11        111,984        (35,000)        76,984
Newmont Mining Corp.                     Put     1,000        45.00     3/21/11        158,283        (73,000)        85,283
NovaGold Resources, Inc.                 Put     2,000         7.50     1/24/11        328,994        (90,000)       238,994
Osisko Mining Corp.                     Call     5,000        15.00     1/24/11        495,391       (656,040)      (160,649)
Osisko Mining Corp.                     Call     2,000        14.00     1/24/11        181,275       (311,012)      (129,737)
Osisko Mining Corp.                     Call     2,000        16.00     4/18/11        202,688       (252,697)       (50,009)
Osisko Mining Corp.                      Put     2,000        11.00     1/24/11        265,440        (38,876)       226,564
Osisko Mining Corp.                      Put     2,000        13.00     1/24/11        256,972       (126,349)       130,623
Osisko Mining Corp.                      Put     2,000        13.00     4/18/11        221,560       (194,382)        27,178
Osisko Mining Corp.                      Put     1,000        12.00     4/18/11        113,234        (63,174)        50,060
Osisko Mining Corp.                      Put     2,000         9.00    10/18/10        235,430         (9,719)       225,711
Osisko Mining Corp.                      Put     2,000        10.00    10/18/10        188,233             --        188,233
Osisko Mining Corp.                      Put     1,000        11.00    10/18/10        127,113             --        127,113
Pan American Silver Corp.               Call     1,000        30.00    10/18/10        113,498        (65,000)        48,498
Pan American Silver Corp.               Call     1,000        31.00    10/18/10        166,997        (30,000)       136,997
Randgold Resources Ltd., ADR            Call     1,000       135.00     1/24/11        146,983        (30,000)       116,983
Randgold Resources Ltd., ADR            Call     1,000       125.00     3/21/11        128,384       (205,000)       (76,616)
Randgold Resources Ltd., ADR            Call     1,000       105.00    12/20/10        199,663       (360,000)      (160,337)
Randgold Resources Ltd., ADR            Call     1,000       130.00    12/20/10        136,984        (25,000)       111,984
Randgold Resources Ltd., ADR             Put       500        60.00    12/20/10         60,992             --         60,992
Red Back Mining, Inc.                   Call     7,000        30.00     1/24/11        957,820     (3,401,691)    (2,443,871)
Red Back Mining, Inc.                   Call     1,000        32.00     1/24/11        178,493       (330,450)      (151,957)
Red Back Mining, Inc.                   Call     2,998        29.00    10/18/10        396,673     (1,631,723)    (1,235,050)
Red Back Mining, Inc.                   Call     2,000        34.00    10/18/10        259,331       (204,101)        55,230
Red Back Mining, Inc.                   Call     1,865        24.00    10/18/10        290,293     (1,921,372)    (1,631,079)
Red Back Mining, Inc.                   Call     1,000        32.00    10/18/10         90,895       (257,557)      (166,662)
Red Back Mining, Inc.                   Call       990        30.00    10/18/10        160,559       (442,609)      (282,050)
Red Back Mining, Inc.                   Call       974        22.00    10/18/10        200,872     (1,192,769)      (991,897)


                  11 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Red Back Mining, Inc.                    Put     2,000        20.00     1/24/11        183,569             --        183,569
Red Back Mining, Inc.                    Put     2,000        21.00     1/24/11        200,933             --        200,933
Red Back Mining, Inc.                    Put     1,000        22.00     1/24/11        117,834             --        117,834
Red Back Mining, Inc.                    Put     4,000        20.00    10/18/10        414,476             --        414,476
Red Back Mining, Inc.                    Put     2,000        17.00    10/18/10        224,603             --        224,603
Red Back Mining, Inc.                    Put     1,000        21.00    10/18/10        115,943             --        115,943
Red Back Mining, Inc.                    Put     1,000        28.00    10/18/10        102,422             --        102,422
Royal Gold, Inc.                        Call     2,000        65.00     1/24/11        288,967        (50,000)       238,967
Royal Gold, Inc.                        Call     1,000        70.00     1/24/11         96,984        (10,000)        86,984
Royal Gold, Inc.                        Call     1,000        60.00    10/18/10        106,998             --        106,998
Royal Gold, Inc.                        Call     1,000        65.00    10/18/10        120,218             --        120,218
Seabridge Gold, Inc.                    Call       400        37.50     1/24/11         45,494        (20,000)        25,494
Seabridge Gold, Inc.                     Put     2,000        22.50     1/24/11        261,308       (180,000)        81,308
Seabridge Gold, Inc.                     Put     2,000        20.00     1/24/11        316,457       (130,000)       186,457
Seabridge Gold, Inc.                     Put       500        20.00    11/22/10         52,617         (5,000)        47,617
SEMAFO, Inc.                            Call     4,000         9.00     1/24/11        388,673       (544,271)      (155,598)
SEMAFO, Inc.                            Call     2,000         9.00    10/18/10        138,563       (145,787)        (7,224)
SEMAFO, Inc.                             Put     5,000         7.00     1/24/11        464,426        (48,596)       415,830
SEMAFO, Inc.                             Put     2,000         8.00     1/24/11        164,210        (58,315)       105,895
SEMAFO, Inc.                             Put     4,000         7.00    10/18/10        276,347             --        276,347
SEMAFO, Inc.                             Put     2,000         8.00    10/18/10         87,387             --         87,387
Silver Standard Resources, Inc.         Call     1,000        23.00    12/20/10        144,998        (45,000)        99,998
Silver Standard Resources, Inc.         Call     1,000        25.00    12/20/10        166,997        (20,000)       146,997
Silver Wheaton Corp.                    Call     1,000        25.00    12/20/10        168,787       (300,000)      (131,213)
US Gold Corp.                            Put     5,000         5.00     2/21/11        339,927       (300,000)        39,927
Ventana Gold Corp.                       Put     1,000         8.00     1/24/11         84,235        (43,736)        40,499
Yamana Gold, Inc.                       Call     2,000        12.50     1/24/11        199,197       (102,000)        97,197
Yamana Gold, Inc.                       Call     2,000        11.00     3/21/11        180,688       (283,798)      (103,110)
Yamana Gold, Inc.                       Call     1,000        10.00    10/18/10        110,588       (147,000)       (36,412)
Yamana Gold, Inc.                        Put     2,000        10.00     1/24/11        279,207        (74,000)       205,207
Yamana Gold, Inc.                        Put     2,000        10.00     3/21/11        144,459        (71,921)        72,538
Yamana Gold, Inc.                        Put     1,000         9.00     1/24/11        100,308        (19,000)        81,308
                                                                                   -----------   ------------    -----------
                                                                                   $38,985,062   $(43,985,715)   $(5,000,653)
                                                                                   ===========   ============    ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is


                  12 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the


                  13 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.


                  14 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.


                  15 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended September 30, 2010 was as follows:

                                   CALL OPTIONS              PUT OPTIONS
                             -----------------------   ------------------------
                             NUMBER OF    AMOUNT OF    NUMBER OF     AMOUNT OF
                             CONTRACTS     PREMIUMS    CONTRACTS      PREMIUMS
                             ---------   -----------   ---------   ------------
Options outstanding as of
   June 30, 2010              183,400    $22,572,353    322,600    $ 43,196,954
Options written                58,400      6,845,142    192,200      23,587,279
Options closed or expired     (38,792)    (4,835,833)  (324,470)    (45,222,971)
Options exercised             (30,781)    (3,639,105)   (26,830)     (3,518,757)
                              -------    -----------   --------    ------------
Options outstanding as of
   September 30, 2010         172,227    $20,942,557    163,500    $ 18,042,505
                              =======    ===========   ========    ============

RESTRICTED SECURITIES

As of September 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,527,518,769
Federal tax cost of other investments      (38,589,100)
                                        --------------
Total federal tax cost                  $2,488,929,669
                                        ==============
Gross unrealized appreciation           $1,801,982,676
Gross unrealized depreciation              (82,905,926)
                                        --------------
Net unrealized appreciation             $1,719,076,750
                                        ==============


                  16 | Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/09/2010